Short-term Bank Borrowings (Detail Textuals) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 43,733
Credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	22,343
Non recourse factoring lines for receivables
Disclosure of detailed information about borrowings [line items]
Borrowings	20,297
Commodity hedging credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,046